GS Mortgage-Backed Securities Trust 2021-PJ1 ABS-15G

Exhibit 99.4 - Schedule 6

Customer Loan ID	Data Field	Tape Data	Review Data	Tape Discrepancy Comments
XXXXXX	CLTV	XXXXXX	XXXXXX	XXXXXX
XXXXXX	DTI	XXXXXX	XXXXXX	XXXXXX